Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Provisions and Contingent Liabilities	Provisions and contingent liabilities
The Company and its subsidiaries are party to judicial and administrative litigations before various courts and government bodies, arising from the normal course of operations, involving tax, civil and labor matters and other issues. Periodically, Management evaluates the tax, civil and labor and risks, based on legal, economic and tax supporting data, in order to classify the risks as probable, possible or remote, in accordance with the chances of them occurring and being settled, taking into consideration, case by case, the analyses prepared by external and internal legal advisors.

	2020	2019

Tax contingencies	10,097	9,878
Civil contingencies	4,281	2,673
Labor contingencies	5,333	2,642
Total provision	19,711	15,193

Judicial deposits (i)	10,199	18,403

(i)	There are circumstances in which the Group is questioning the legitimacy of certain litigations or claims filed against it. As a result, either because of a judicial order or based on the strategy adopted by management, the Group might be required to secure part or the whole amount in question by means of judicial deposits, without this being characterized as the settlement of the liability. These amounts are classified as “Other assets” on the consolidated balance sheets and referred above for information.
Changes in the provision during the year

	2020	2019	2018

Balance at January 1	15,193	17,474	11,843
Monetary correction	4,102	2,492	1,667
Provision	3,499	2,338	9,105
Reversed	(1,454)	(3,939)	(1,208)
Payments	(1,629)	(3,172)	(3,933)
Balance at December 31	19,711	15,193	17,474
Nature of claims
a)    Tax
As of December 31, 2020, the Group has claims classified as probable risk of loss in the amount of R$10,097 (December 31, 2019 - R$9,878), regarding social contributions on revenue (PIS and COFINS), questioning the exclusion of this own taxes on the calculation basis over revenues. In accordance with Brazilian laws and tax regulations, this practice is legal for VAT (ICMS) taxes, and other companies have recently obtained significant success in applying this concept for PIS and COFINS taxes. These lawsuits are supported by court deposits in its entirety.
b)    Civil
The majority of the civil and administratives claims involve matters that are normal and specific to the business, and refer to demands for indemnity primarily due to: (i) financial losses in the stock market; (ii) portfolio management; and (iii) alleged losses generated from the liquidation of costumers assets in portfolio due to margin cause and/or negative balance. As of December 31, 2020, there were 71 civil and administrative claims for which the likelihood of loss has been classified as probable, in the amount of R$4,281 (December 31, 2019 - R$2,673). An amount of R$100 was deposited in court as of December 31, 2020 (December 31, 2019 – R$9,744).
c)    Labor
Labor claims to which the Group is party primarily concern: (i) the existence (or otherwise) of a working relationship between the Group and IFAs; and (ii) severance payment of former employees. As of December 31, 2020, the Company and its subsidiaries are the defendants in approximately 10 cases involving labor matters for which the likelihood of loss has been classified as probable, in the amount of R$5,333 (December 31, 2019 - R$2,642).
Contingent liabilities - probability of loss classified as possible
In addition to the provisions constituted, the Company and its subsidiaries have several labor, civil and tax contingencies in progress, in which they are the defendants, and the likelihood of loss, based on the opinions of the internal and external legal advisors, is considered possible, and the contingencies amount to approximately R$217,426 (December 31, 2019 - R$153,951).
Below is summarized these claims by nature:

	2020	2019

Tax (i)	71,027	69,386
Civil (ii)	136,228	81,414
Labor	10,171	3,151
Total	217,426	153,951

(i)	In December 2019, the Group was notified by tax authorities for a requirement of social security contributions due to employee profit sharing payments related to the calendar year 2015, allegedly in violation of Brazilian Law 10,101/00. Currently, the first appeal was denied by the first administrative level of the Revenue Service Office. The Group will provide the ordinary appeal to Administrative Council of Tax Appeals (“CARF”). There are other favorable CARF precedents on the subject and the Group obtained legal opinions that support the Group’s defense and current practice.
(ii)	The Group is defendant in 586 civil and administrative claims by customers and investment agents, mainly related to portfolio management, risk rating, copyrights and contract termination. The total amount represents the collective maximum value to which the Group is exposed based on the claims’ amounts monetarily restated.